Shareholder Report, Holdings (Details)	May 31, 2024
C000225818 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000225818 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000166332 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000166332 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000005526 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005526 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	98.70%